Equity - Balance of Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value of cash flow hedging instruments [member]
Summary of shareholders equity [line items]
Beginning balance	R$ (296,132)	R$ (243,336)	R$ (27,364)
Changes in fair value of financial instruments	(477,570)	(76,479)	(326,030)
IRPJ and CSLL on fair value	164,425	23,683	110,058
Actuarial losses of post-employment benefits	0	0	0
Income and social contribution taxes on actuarial losses	0	0	0
Ending balance	(609,277)	(296,132)	(243,336)
Fair value of financial instruments [member]
Summary of shareholders equity [line items]
Beginning balance	205	(273)	0
Changes in fair value of financial instruments	64	478	(273)
IRPJ and CSLL on fair value	0	0	0
Actuarial losses of post-employment benefits	0	0	0
Income and social contribution taxes on actuarial losses	0	0	0
Ending balance	269	205	(273)
Actuarial gains (losses) of post-employment benefits [member]
Summary of shareholders equity [line items]
Beginning balance	(47,759)	(17,749)	(15,181)
Changes in fair value of financial instruments	0	0	0
IRPJ and CSLL on fair value	0	0	0
Actuarial losses of post-employment benefits	(7,725)	(41,794)	(2,810)
Income and social contribution taxes on actuarial losses	2,133	11,784	242
Ending balance	(53,351)	(47,759)	(17,749)
Non-controlling shareholders interest change [member]
Summary of shareholders equity [line items]
Beginning balance	197,369	197,369	197,369
Changes in fair value of financial instruments	0	0	0
IRPJ and CSLL on fair value	0	0	0
Actuarial losses of post-employment benefits	0	0	0
Income and social contribution taxes on actuarial losses	0	0	0
Ending balance	197,369	197,369	197,369
Total [member]
Summary of shareholders equity [line items]
Beginning balance	(146,317)	(63,989)	154,824
Changes in fair value of financial instruments	(477,507)	(76,001)	(326,303)
IRPJ and CSLL on fair value	164,425	23,683	110,058
Actuarial losses of post-employment benefits	(7,724)	(41,794)	(2,810)
Income and social contribution taxes on actuarial losses	2,133	11,784	242
Ending balance	R$ (464,990)	R$ (146,317)	R$ (63,989)